Debt (Tables)	9 Months Ended
Sep. 30, 2021
Debt
Schedule outstanding principal balances on each loan facility

	As at
	September 30, 2021	December 31, 2020
NIBC Bank Facility	—	4,625,000
Nordea/SEB Joint Bank Facility	58,711,533	88,503,292
Nordea/SEB Revolving Facility	28,878,310	39,237,241
ABN/CACIB Joint Bank Facility	52,785,708	57,124,104
ABN AMRO Revolving Facility	4,453,721	14,394,250
IYO Bank Facility	8,800,000	10,000,000
Total debt	153,629,272	213,883,887
Deferred finance fees	(2,081,965)	(3,372,923)
Net total debt	151,547,307	210,510,964
Current portion of long-term debt	15,834,489	23,506,236
Current portion of deferred finance fees	(757,497)	(1,049,840)
Total current portion of long-term debt	15,076,992	22,456,396
Non-current portion of long-term debt	136,470,315	188,054,568

Schedule of future minimum repayments under the loan facilities

As at
September 30, 2021
2021 (1)	3,958,622
2022	15,834,489
2023	20,288,211
2024	109,947,950
2025	3,600,000
153,629,272
(1)Three-month period ending December 31, 2021